Recurring Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
B. Riley Principal 150 Merger Corp.[Member]
Recurring Fair Value Measurements [Line Items]
RECURRING FAIR VALUE MEASUREMENTS
NOTE 4 — RECURRING FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of June 30, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	June 30, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)
Assets:
Investments held in Trust Account (1)	$172,761,267	$172,761,267	$—	$—

	172,761,267	172,761,267	—	—

Liabilities:
Public Warrants	$2,126,925	$2,126,925	$—	$—
Private Placement Warrants	65,867	—	—	65,867

Warrant Liability	$2,192,792	$2,126,925	$—	$65,867

(1)	The fair value of the investments held in the Trust Account approximates the carrying amounts primarily due to the short-ternm nature.
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting periods. The change in Level 3 measurements of $(195,866) was attributable to the decrease in the fair value of the Private Placement Warrants.
Warrant Liability
The Warrants are accounted for as liabilities in accordance with ASC
815-40
and are presented within warrant liabilities on the Balance Sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the Statement of Operations.
The Company values the public Warrants at the closing trading price at the end of the reporting period. A Modified Black-Scholes model is used to value the Private Placement Warrants at each reporting period. The changes in fair value of Warrants is recognized as part of other income (expense) in the statement of operations. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the Warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the Warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.
The key inputs into the Black-Scholes Model in determining the fair value of the Private Placement Warrants were as follows at June 30, 2022 and December 31, 2021:

Input	June 30, 2022	December 31, 2021
Risk-free interest rate	3.20%	1.30%
Expected term (years)	5.10	5.50
Expected volatility	3.3%	18.5%
Exercise price	$11.50	$11.50
Dividend yield	0.0%	0.0%
The change in Level 3 measurements during the six months ended June 30, 2022 is as follows:

Private warrant liability at January 1, 2022	$261,733
Change in fair value of private warrant liability	(195,866)

Private warrant liability at June 30, 2022	$65,867

NOTE 4 — RECURRING FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)
Assets:
Cash held in Trust Account	$172,516,200	$172,516,200	$—	$—

	172,516,200	172,516,200	—	—

Liabilities:
Public Warrants	$8,337,500	$8,337,500	$—	$—
Private Placement Warrants	261,733	—	—	261,733

Warrant Liability	$8,599,233	$8,337,500	$—	$261,733

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting periods. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement as of December 31, 2021 after the Public Warrants were separately listed and traded.
Warrants
The Warrants are accounted for as liabilities in accordance with
ASC 815-40
and are presented within warrant liabilities on the Balance Sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the Statement of Operations.
The Company utilized a Monte Carlo simulation model to value the Public Warrants on the initial measurement date. A Modified Black-Scholes model is used to value the Private Placement Warrants at each reporting period. The changes in fair value of warants is recognized as part of other income (expense) in the statement of operations. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The key inputs into the Monte Carlo simulation model and Black-Scholes Model were as follows at initial measurement:

Inputs	February 23, 2021 (Initial Measurement)
Risk-free interest rate	0.9%
Expected term (years)	6.4
Expected volatility	14.0%
Exercise price	$11.50
Subsequent Measurement
At December 31, 2021, the key inputs into the Black-Scholes Model were as follows in determining the fair value of the private warrants:

Inputs	December 31, 2021
Risk-free interest rate	1.30%
Expected term (years)	5.5
Expected volatility	18.5%
Exercise price	$11.50
Dividend yield	—
The change in the fair value of the level 3 warrant liabilities for the year ended December 31, 2021 is summarized as follows:

Warrant liability at January 1, 2021	$—
Initial warrant liability at February 23,2021	5,276,966
Transfer of public warrants to Level 1	(5,117,500)
Change in fair value of warrant liability	102,267

Warrant liability at December 31,2021	$261,733